Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 87	$ 58,736	$ (3,793,585)	$ (3,734,762)
Balances, shares at Dec. 31, 2022	9,017,300
Retroactive application of recapitalization	$ 3,936	(3,936)
Retroactive application of recapitalization, shares	32,482,472
Balance at Dec. 31, 2023	$ 4,023	54,800	(3,793,585)	(3,734,762)
Balances, shares at Dec. 31, 2023	41,499,772
Balance at Feb. 28, 2023
Balances, shares at Feb. 28, 2023
Issuance of common stock	$ 90			90
Issuance of common stock, shares	9,000,000
Retroactive application of recapitalization	$ 4,052	(4,052)
Retroactive application of recapitalization, shares	32,420,154
Balance at Mar. 15, 2023	$ 4,142	(4,052)		90
Balances, shares at Mar. 15, 2023	41,420,154
Stock based compensation (Note 5)		58,536		58,536
Transfer from early exercised stock option liability on vesting		200		200
Issuance of common stock related to early exercised stock options
Issuance of common stock related to early exercised stock options, shares	2,278,108
Repurchase of unvested early exercised common stock
Repurchase of unvested early exercise stock options, shares	(920,448)
Repurchase of common stock	$ (119)	116		(3)
Repurchase of common stock, shares	(1,278,042)
Net loss			(3,793,585)	(3,793,585)
Repurchase of unvested early exercised common stock, shares	920,448
Balance at Dec. 31, 2023	$ 4,023	54,800	(3,793,585)	(3,734,762)
Balances, shares at Dec. 31, 2023	41,499,772
Balance at Nov. 30, 2023	$ 87	58,736	(3,793,585)	(3,734,762)
Balances, shares at Nov. 30, 2023	9,017,300
Retroactive application of recapitalization	$ 3,936	(3,936)
Retroactive application of recapitalization, shares	32,482,472
Balance at Dec. 31, 2023	$ 4,023	54,800	(3,793,585)	(3,734,762)
Balances, shares at Dec. 31, 2023	41,499,772
Stock based compensation (Note 5)		59,599		59,599
Transfer from early exercised stock option liability on vesting		100		100
Net loss			(1,399,213)	(1,399,213)
Balance at Mar. 31, 2024	$ 4,023	114,499	(5,192,798)	(5,074,276)
Balances, shares at Mar. 31, 2024	41,499,772
Balance at Dec. 31, 2023	$ 4,023	54,800	(3,793,585)	(3,734,762)
Balances, shares at Dec. 31, 2023	41,499,772
Issuance of common stock	$ 6	268,992		268,998
Issuance of common stock, shares	55,826
Stock based compensation (Note 5)		9,750,511		9,750,511
Transfer from early exercised stock option liability on vesting	30	2,325		2,355
Repurchase of unvested early exercised common stock
Repurchase of unvested early exercise stock options, shares	(255,686)
Net loss			(23,753,863)	(23,753,863)
Synthetic at-the-market (“ATM”) commitment fee	$ 6	499,994		500,000
Synthetic at-the-market ("ATM") commitment fee, shares	63,694
Shares issued upon exercise of common stock warrants	$ 13	1,626,606		1,626,619
Shares issued upon exercise of common stock warrants, shares	135,796
Shares issued upon conversion of SAFE notes	64	6,367,136		6,367,200
Shares issued upon conversion of SAFE notes, shares	636,916
Shares issued upon conversion of convertible notes	$ 26	2,571,374		2,571,400
Shares issued upon conversion of convertible notes, shares	257,216
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction costs	$ 435	(5,483,454)		(5,483,019)
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction costs, shares	5,342,745
Transaction costs		(7,501,223)		(7,501,223)
Merger Earnout shares (Note 3)		25,071,500	(25,071,500)
Repurchase of unvested early exercised common stock, shares	255,686
Balance at Dec. 31, 2024	$ 4,603	33,228,561	(52,618,948)	(19,385,784)
Balances, shares at Dec. 31, 2024	47,736,279
Issuance of common stock		16,414		16,414
Issuance of common stock, shares	3,981
Stock based compensation (Note 5)		2,954,279		2,954,279
Transfer from early exercised stock option liability on vesting	6	355		361
Repurchase of unvested early exercised common stock
Repurchase of unvested early exercise stock options, shares	244,494
Net loss			(3,809,700)	(3,809,700)
Issuance of common stock and warrants from January 2025 public offering, net of offering costs	$ 479	4,590,590		4,591,069
Issuance of common stock and warrants from January 2025 public offering, net of offering costs, shares	4,792,000
Issuance of common stock for settlement of RSU	$ 57	(57)
Issuance of common stock for settlement of RSU, shares	570,714
Issuance of common stock upon warrant inducement, net of offering costs	$ 479	2,797,720		2,798,199
Issuance of common stock upon warrant inducement, net of offering costs, shares	4,792,000
Repurchase of unvested early exercised common stock, shares	(244,494)
Balance at Mar. 31, 2025	$ 5,624	$ 43,587,862	$ (56,428,648)	$ (12,835,162)
Balances, shares at Mar. 31, 2025	57,650,480